Equity reserves and long-term incentive plan awards - disclosure of amount and movement in performance share units (Details) - Performance Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	1,739,401	571,000
Granted	1,287,200	1,588,900
Settled in cash	(908,429)	(88,167)
Added due to performance condition	563,857	0
Cancelled/forfeited	(180,547)	(332,332)
Balance, end of year	2,501,482	1,739,401